Net loss per share (Details 2) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-vested ordinary shares, RSUs, and Options
Anti-dilutive securities
Anti-dilutive securities	117,014,016	81,737,438	63,453,677